UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota            August 15, 2005
---------------------       ---------------------         -------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total: $1,131,942
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

1.          28- 10924              Waterstone Market Neutral Offshore Fund, Ltd.

2.          28- 10926              Waterstone Capital Offshore Advisors, LP


COLUMN 1                        COLUMN 2           COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                                                                                                                VOTING AUTHORITY
                                TITLE                       VALUE     SHRS OR      SH/ PUT/  INVESTMT  OTHER
NAME OF ISSUER                  OF CLASS           CUSIP    (X$1000)  PRN AMT      PRN CALL  DISCRETN  MGRS   SOLE      SHARED  NONE
--------------                  --------           -----    --------  -------      --- ----  --------  ----   ----      ------  ----
3M CO                           COM                88579Y101   6,283       86,900  SH        SOLE      NONE       86,900
ADVANCED MICRO DEVICES INC      COM                007903907     651        3,000      CALL  SOLE      NONE        3,000
ALLERGAN INC                    NOTE 11/0          018490AE2   4,945    5,000,000  SH        SOLE      NONE    5,000,000
AMERICAN EXPRESS CO             COM                025816109  41,227      774,500  SH        SOLE      NONE      774,500
AMERICAN TOWER CORP             CL A               029912201   9,828      467,540  SH        SOLE      NONE      467,540
AON CORP                        COM                037389103   2,486       99,300  SH        SOLE      NONE       99,300
AON CORP                        DBCV 3.500% 11/1   037389AT0  17,184   13,750,000  SH        SOLE      NONE   13,750,000
APRIA HEALTHCARE GROUP INC      NOTE 3.375% 9/0    037933AB4  21,140   19,504,000  SH        SOLE      NONE   19,504,000
BAUSCH & LOMB INC               FRNT 8/0           071707AM5   6,134    4,000,000  SH        SOLE      NONE    4,000,000
BEAR STEARNS COS INC            COM                073902908   1,075        2,500      CALL  SOLE      NONE        2,500
BEST BUY INC                    COM                086516901   5,975        5,000      CALL  SOLE      NONE        5,000
BEST BUY INC                    SDCV 2.250% 1/1    086516AF8  14,230   12,769,000  SH        SOLE      NONE   12,769,000
BORDERS GROUP INC               COM                099709107   3,161      124,900  SH        SOLE      NONE      124,900
CADENCE DESIGN SYSTEM INC       NOTE 8/1           127387AB4   8,445    8,500,000  SH        SOLE      NONE    8,500,000
CAPITAL AUTOMOTIVE REIT         NOTE 6.000% 5/1    139733AB5  13,411   11,750,000  SH        SOLE      NONE   11,750,000
CHIRON CORP                     DBCV 2.750% 6/3    170040AJ8  20,187   21,179,000  SH        SOLE      NONE   21,179,000
CIBER INC                       SDCV 2.875% 12/1   17163BAB8  11,359   12,850,000  SH        SOLE      NONE   12,850,000
COMMONWEALTH TEL ENTERPRISES    NOTE 3.250% 7/1    203349AB1  26,183   24,200,000  SH        SOLE      NONE   24,200,000
COMMUNITY HEALTH SYS INC NEW    COM                203668108     763       20,200  SH        SOLE      NONE       20,200
COMPUTER ASSOC INTL INC         COM                204912109   5,625      204,700  SH        SOLE      NONE      204,700
CORNING INC                     COM                219350105   1,044       62,800  SH        SOLE      NONE       62,800
CORNING INC                     COM                219350955     285        3,800      PUT   SOLE      NONE        3,800
DANAHER CORP DEL                COM                235851102   2,879       55,000  SH        SOLE      NONE       55,000
EASTMAN KODAK CO                COM                277461109   8,262      307,700  SH        SOLE      NONE      307,700
EASTMAN KODAK CO                NOTE 3.375% 10/1   277461BE8  42,849   40,000,000  SH        SOLE      NONE   40,000,000
EATON CORP                      COM                278058102   4,013       67,000  SH        SOLE      NONE       67,000
ENSCO INTL INC                  COM                26874Q100   1,359       38,000  SH        SOLE      NONE       38,000
EXPEDITORS INTL WASH INC        COM                302130109   1,494       30,000  SH        SOLE      NONE       30,000
FAIR ISAAC CORP                 NOTE 1.500% 8/1    303250AD6  40,300   39,848,000  SH        SOLE      NONE   39,848,000
FAIRMONT HOTELS RESORTS INC     NOTE 3.750%12/0    305204AB5  29,482   27,500,000  SH        SOLE      NONE   27,500,000
FLIR SYS INC                    NOTE 3.000% 6/0    302445AB7  20,879   14,042,000  SH        SOLE      NONE   14,042,000
FORD MTR CO DEL                 COM PAR $0.01      345370860     307       30,000  SH        SOLE      NONE       30,000
FREEPORT-MCMORAN COPPER & GO    NOTE 7.000% 2/1    35671DAK1  77,536   57,000,000  SH        SOLE      NONE   57,000,000
GENERAL MTRS CORP               DEB SR CV C 33     370442717  10,566      500,000  SH        SOLE      NONE      500,000
GETTY IMAGES INC                SDCV 0.500% 6/0    374276AH6  81,424   51,320,000  SH        SOLE      NONE   51,320,000
GOLDMAN SACHS GROUP INC         COM                38141G104   1,020       10,000  SH        SOLE      NONE       10,000
GREY GLOBAL GROUP INC           SDCV 5.000% 10/1   39787MAB4  10,562    9,000,000  SH        SOLE      NONE    9,000,000
HALLIBURTON CO                  NOTE 3.125% 7/1    406216AM3  13,810   10,000,000  SH        SOLE      NONE   10,000,000
HASBRO INC                      DBCV 2.750% 12/0   418056AN7  22,372   20,594,000  SH        SOLE      NONE   20,594,000
HCC INS HLDGS INC               NOTE 2.000% 9/0    404132AC6  15,168   12,500,000  SH        SOLE      NONE   12,500,000
HEADWATERS INC                  NOTE 2.875% 6/0    42210PAB8  10,264    8,000,000  SH        SOLE      NONE    8,000,000
HEALTH MGMT ASSOC INC NEW       NOTE 1.500% 8/0    421933AF9  43,679   40,317,000  SH        SOLE      NONE   40,317,000
HUGHES SUPPLY INC               COM                444482103   3,524      125,400  SH        SOLE      NONE      125,400
IMCLONE SYS INC                 NOTE 1.375% 5/1    45245WAF6  32,952   40,100,000  SH        SOLE      NONE   40,100,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR      45662N103   2,978      321,900  SH        SOLE      NONE      321,900
INTEGRATED CIRCUIT SYS INC      COM                45811K208   2,064      100,000  SH        SOLE      NONE      100,000
INTERNATIONAL GAME TECHNOLOG    COM                459902102   2,244       79,700  SH        SOLE      NONE       79,700
INTERNATIONAL GAME TECHNOLOG    COM                459902952     600        3,191      PUT   SOLE      NONE        3,191
INTERNATIONAL GAME TECHNOLOG    DBCV  1/2          459902AL6  69,670  107,250,000  SH        SOLE      NONE  107,250,000
INTERPUBLIC GROUP COS INC       NOTE 4.500% 3/1    460690AT7  37,678   31,000,000  SH        SOLE      NONE   31,000,000
JOHNSON CTLS INC                COM                478366107   1,493       26,500  SH        SOLE      NONE       26,500
JUNIPER NETWORKS INC            NOTE 6/1           48203RAC8  48,573   36,500,000  SH        SOLE      NONE   36,500,000
KING PHARMACEUTICALS INC        DBCV 2.750% 11/1   495582AG3   7,874    8,250,000  SH        SOLE      NONE    8,250,000
KLA-TENCOR CORP                 COM                482480100   1,529       35,000  SH        SOLE      NONE       35,000
LANDAMERICA FINL GROUP INC      DBCV 3.125% 11/1   514936AB9  28,396   27,000,000  SH        SOLE      NONE   27,000,000
LANDAMERICA FINL GROUP INC      DBCV 3.25% 5/1     514936AD5   2,462    2,000,000  SH        SOLE      NONE    2,000,000
LEAR CORP                       NOTE  2/2          521865AG0  21,096   46,592,000  SH        SOLE      NONE   46,592,000
LEHMAN BROS HLDGS INC           COM                524908900   1,134        2,413      CALL  SOLE      NONE        2,413
MERCURY INTERACTIVE CORP        NOTE 5/0           589405AD1  17,311   18,500,000  SH        SOLE      NONE   18,500,000
MERRILL LYNCH & CO INC          COM                590188108   1,925       35,000  SH        SOLE      NONE       35,000
MICRON TECHNOLOGY INC           COM                595112103   1,184      116,000  SH        SOLE      NONE      116,000
MILLIPORE CORP                  COM                601073109     851       15,000  SH        SOLE      NONE       15,000
NAVISTAR INTL CORP NEW          COM                63934E108   9,571      299,100  SH        SOLE      NONE      299,100
NAVISTAR INTL CORP NEW          NOTE 2.500% 12/1   63934EAG3  30,112   27,758,000  SH        SOLE      NONE   27,758,000
NEW YORK CMNTY  CAP TR V        BONUSES            64944P307  48,616      979,300  SH        SOLE      NONE      979,300
NOBLE CORPORATION               SHS                G65422100   1,642       26,700  SH        SOLE      NONE       26,700
OFFICE DEPOT INC                COM                676220106   4,653      203,700  SH        SOLE      NONE      203,700
PACCAR INC                      COM                693718108   2,312       34,000  SH        SOLE      NONE       34,000
PALL CORP                       COM                696429307     911       30,000  SH        SOLE      NONE       30,000
PLACER DOME INC                 COM                725906101   2,976      193,500  SH        SOLE      NONE      193,500
PLACER DOME INC                 DBCV 2.750% 10/1   725906AK7     627      585,000  SH        SOLE      NONE      585,000
REINSURANCE GROUP AMER INC      PFD TR INC EQ      759351307  13,890      235,000  SH        SOLE      NONE      235,000
RF MICRODEVICES INC             COM                749941100   1,785      330,000  SH        SOLE      NONE      330,000
SEPRACOR INC                    NOTE 12/1          817315AT1     950      500,000  SH        SOLE      NONE      500,000
SEPRACOR INC                    NOTE 10/1          817315AW4  13,764   13,500,000  SH        SOLE      NONE   13,500,000
SIMON PPTY GROUP INC NEW        PFD CONV I 6%      828806802  15,493      250,000  SH        SOLE      NONE      250,000
TRINITY INDS INC                COM                896522109   5,125      160,000  SH        SOLE      NONE      160,000
VALASSIS COMMUNICATIONS INC     NOTE 1.625% 5/2    918866AK0   8,392   12,000,000  SH        SOLE      NONE   12,000,000
WELLS FARGO & CO NEW            COM                949746101   4,631       75,200  SH        SOLE      NONE       75,200
YELLOW ROADWAY CORP             NOTE 3.375% 11/2   985577AB1  21,108   15,250,000  SH        SOLE      NONE   15,250,000


21823.0002 #591001